WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.6%
	BELGIUM — 4.1%
1,000	D'ieteren Group	$221,815
1,620	KBC Group N.V.	121,329
		343,144
	BRAZIL — 1.6%
11,200	NU Holdings Ltd. - Class A*	133,616
	CANADA — 12.3%
2,830	Brookfield Asset Management Ltd. - Class A	118,917
2,690	Brookfield Corp.	112,630
3,260	Canadian Natural Resources Ltd.	248,803
3,500	Celestica, Inc.*	157,290
1,850	CGI, Inc.*	204,407
1,185	TFI International, Inc.	188,960
		1,031,007
	CHINA — 3.8%
1,130	Baidu, Inc. - ADR*	118,967
1,130	NetEase, Inc. - ADR	116,921
17,100	WuXi AppTec Co., Ltd. - Class H	81,055
		316,943
	FRANCE — 3.7%
620	Capgemini S.E.	142,676
730	Schneider Electric S.E.	165,114
		307,790
	GERMANY — 12.0%
730	adidas A.G.	163,027
9,280	Deutsche Telekom A.G.	225,267
3,450	Infineon Technologies A.G.	117,302
1,000	Merck KGaA	176,502
345	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	168,350
3,800	Schott Pharma A.G. & Co. KGaA	162,348
		1,012,796
	INDIA — 4.0%
7,250	ICICI Bank Ltd. - ADR	191,472
2,010	Reliance Industries Ltd. - GDR	143,514
		334,986
	INDONESIA — 1.9%
356,000	Bank Mandiri Persero Tbk P.T.	162,788

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 5.3%
690	ICON PLC*	$231,805
700	Trane Technologies PLC	210,140
		441,945
	ISRAEL — 1.7%
540	Nice Ltd. - ADR*	140,735
	ITALY — 1.5%
2,270	Recordati Industria Chimica e Farmaceutica S.p.A.	125,488
	JAPAN — 10.9%
2,700	Advantest Corp.	119,411
6,600	FUJIFILM Holdings Corp.	147,713
3,700	Recruit Holdings Co., Ltd.	162,025
2,440	Sony Group Corp. - ADR	209,205
2,500	Square Enix Holdings Co., Ltd.	96,149
2,400	TechnoPro Holdings, Inc.	47,864
500	Tokyo Electron Ltd.	129,674
		912,041
	MEXICO — 3.4%
7,234	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	116,187
16,000	Grupo Financiero Banorte S.A.B. de C.V. - Class O	169,745
		285,932
	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—
	SWEDEN — 3.5%
9,300	Atlas Copco A.B. - A Shares	157,085
6,120	Sandvik A.B.	135,905
		292,990
	SWITZERLAND — 7.0%
580	Chubb Ltd.	150,295
31,500	Glencore PLC	173,065
8,750	UBS Group A.G.	268,800
		592,160
	TAIWAN — 4.0%
2,500	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	340,125

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 1.1%
500	Fabrinet*	$94,510
	UNITED KINGDOM — 13.9%
5,600	3i Group PLC	198,541
1,910	AstraZeneca PLC - ADR	129,403
16,250	Haleon PLC - ADR	137,962
1,325	London Stock Exchange Group PLC	158,706
3,650	RELX PLC - ADR	158,008
72,000	Rolls-Royce Holdings PLC*	387,762
		1,170,382
	UNITED STATES — 1.9%
2,960	Schlumberger N.V.	162,238
	TOTAL COMMON STOCKS
	(Cost $7,006,718)	8,201,616
	SHORT-TERM INVESTMENTS — 2.5%
208,168	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.09%[2]	208,168
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $208,168)	208,168
	TOTAL INVESTMENTS — 100.1%
	(Cost $7,214,886)	8,409,784
	Liabilities in Excess of Other Assets — (0.1)%	(10,108)
	TOTAL NET ASSETS — 100.0%	$8,399,676

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.